Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Line Items]
Beginning Balance	$ 3,223,515	$ 2,925,856
Acquisitions	3,195	316,857
Goodwill, Written off Related to Sale of Business Unit		(20,105)
Goodwill, Impairment Loss	(140,334)
Foreign currency translation	85,049	907
Ending Balance	3,171,425	3,223,515
Industrial
Goodwill [Line Items]
Beginning Balance	3,125,175	2,827,182
Acquisitions	3,195	316,857
Goodwill, Written off Related to Sale of Business Unit		(20,105)
Goodwill, Impairment Loss	(140,334)
Foreign currency translation	84,688	1,241
Ending Balance	3,072,724	3,125,175
Aerospace Segment [Member]
Goodwill [Line Items]
Beginning Balance	98,340	98,674
Acquisitions	0
Goodwill, Written off Related to Sale of Business Unit		0
Goodwill, Impairment Loss	0
Foreign currency translation	361	(334)
Ending Balance	$ 98,701	$ 98,340